THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.8%

	Shares	Value
Communication Services — 14.6%
Alphabet, Cl A	5,110	$930,786
Alphabet, Cl C	4,558	836,028
Electronic Arts	2,635	367,135
Meta Platforms, Cl A	2,308	1,163,740
Netflix *	548	369,834
Omnicom Group	6,008	538,918
Walt Disney	10,731	1,065,481

		5,271,922

Consumer Discretionary — 8.6%
Booking Holdings	93	368,419
BorgWarner	21,242	684,842
CarMax *	5,094	373,594
Ralph Lauren, Cl A	2,402	420,494
Ross Stores	3,687	535,795
Tapestry	8,452	361,661
Ulta Beauty *	903	348,441

		3,093,246

Consumer Staples — 10.0%
Colgate-Palmolive	9,446	916,640
Costco Wholesale	2,010	1,708,480
Hormel Foods	11,681	356,153
Kimberly-Clark	4,494	621,071

		3,602,344

Financials — 9.1%
Everest Group	1,912	728,510
Loews	22,929	1,713,714
Moody’s	1,090	458,814
MSCI, Cl A	739	356,013

		3,257,051

Health Care — 6.9%
Agilent Technologies	4,113	533,168
Danaher	3,510	876,974
Henry Schein *	5,403	346,332
Stryker	2,088	710,442

		2,466,916

Industrials — 8.0%
Automatic Data Processing	3,298	787,200
Nordson	1,915	444,165

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2024
(UNAUDITED)

COMMON STOCK** — continued

	Shares	Value
Industrials — continued
Paychex	4,378	$519,056
Veralto	3,545	338,441
Xylem	5,727	776,753

		2,865,615

Information Technology — 37.7%
Adobe *	780	433,321
Advanced Micro Devices *	3,359	544,863
Amphenol, Cl A	20,759	1,398,534
Apple	8,356	1,759,941
Arista Networks *	1,079	378,168
Autodesk *	1,605	397,157
Cadence Design Systems *	1,164	358,221
CDW	1,591	356,129
Gartner *	828	371,822
International Business Machines	6,351	1,098,405
KLA	1,078	888,822
Lam Research	776	826,324
Microsoft	4,054	1,811,935
NVIDIA	13,812	1,706,335
Salesforce	1,954	502,373
ServiceNow *	504	396,482
Synopsys *	610	362,987

		13,591,819

Materials — 1.9%
Avery Dennison	3,136	685,686

Real Estate — 3.0%
American Tower, Cl A ‡	2,729	530,463
Kimco Realty ‡	28,689	558,288

		1,088,751

Total Common Stock
(Cost $29,489,046)		35,923,350

Total Investments - 99.8%
(Cost $29,489,046)		$35,923,350

Percentages are based on Net Assets of $36,009,981.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2024
(UNAUDITED)

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

RAM-QH-001-0800